Average Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2065 Fund	May 30, 2023
Fidelity Freedom Blend 2065 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	(18.88%)
Since Inception	5.78%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	9.70%	[1]
IXX3K
Average Annual Return:
Past 1 year	(18.17%)
Since Inception	5.44%	[1]

[1]	A From June 28, 2019